INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2023	Additions	December 31, 2024	Additions	June 30, 2025
Cost
Indefinite-lived trademarks	$—	$25	$25	$—	$25
Acquired Technology	1,168	—	1,168	—	1,168
Customer Relationships	2,839	—	2,839	—	2,839
Other	456	—	456	—	456
Total	$4,463	$25	$4,488	$—	$4,488

Accumulated Amortization
Acquired Technology	$398	$234	$632	$116	$748
Customer Relationships	568	568	1,136	283	1,419
Other	55	90	145	46	191
Total	$1,021	$892	$1,913	$445	$2,358

Carrying Amounts	$3,442		$2,575		$2,130

SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS

As of June 30, 2025, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2025, excluding the six months ended June 30, 2025	$447
2026	780
2027	780
2028	98
2029 and thereafter	—
Total	$2,105